Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deferred income tax assets
Post-retirement and post-employment benefits expense in excess of cash payments	$ 633	$ 523
Non-depreciable capital property	271	271
Non-capital losses	288	263
Pension obligations	405	197
Investment in subsidiaries	95	86
Tax credit carryforwards	92	71
Environmental expenditures	51	59
Depreciation and amortization in excess of capital cost allowance	4	5
Other	18	24
Deferred income tax assets gross	1,857	1,499
Less: valuation allowance	(375)	(366)
Total deferred income tax assets	1,482	1,133
Deferred income tax liabilities
Capital cost allowance in excess of depreciation and amortization	377	9
Regulatory amounts that are not recognized for tax purposes	495	188
Goodwill	10	10
Other	18	17
Total deferred income tax liabilities	900	224
Net deferred income tax assets	$ 582	$ 909